Warrant Liabilities (Details) - Convertible Notes [Member]	1 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Warrant Liabilities [Line Items]
Agreement amount	$ 350,000
Issuance of convertible notes	$ 350,000
Percentage of warrants	130.00%
Warrant exercises	$ 525,000
Warrant term	2 years
Convertible note price per share (in Dollars per share) | $ / shares	$ 1.3
Percentage of warrant holder	19.99%